UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

CALVERT MANAGEMENT SERIES
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(202) 238-2200
(Registrant’s Telephone Number)

December 31
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

____________________________________________________________________________________

Item 1. Reports to Stockholders

Calvert Responsible Municipal Income Fund
Calvert Absolute Return Bond Fund

Calvert Responsible Municipal Income Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Annual Report December 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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TABLE OF CONTENTS

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Federal Tax Information
26	Management and Organization
28	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
The 12-month period ended December 31, 2018, was characterized by a steepening of the municipal bond yield curve,[7] while the U.S. Treasury yield curve flattened. The Bloomberg Barclays Municipal Bond Index,[2] a broad measure of the asset class, returned 1.28% during the period as coupon income modestly outweighed the negative effect of falling bond prices. Rates for AAA[6] bonds rose across the municipal yield curve, but more so at the long end. As a result, shorter-maturity bonds generally outperformed longer-maturity issues on a total-return basis. In addition, lower-rated bonds generally outperformed higher-rated issues. Municipal bonds outperformed comparable U.S. Treasurys in the one-year area of the yield curve, while Treasurys outperformed municipals across the remainder of the curve.
In the opening month of the period, municipal bond prices declined, marking a reversal from the last month of 2017 when the municipal market experienced considerable volatility after the GOP-controlled House and Senate passed new tax legislation. The new law eliminated a bond issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds, which had accounted for just under 20% of new municipal issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt. Longer-term bond prices rose as investors rushed to buy new-issue longer-maturity bonds before the December 31, 2017 deadline, in anticipation of lower supply going forward.
In January 2018, however, signs of increasing inflation, higher wage growth, and fears that the new tax cuts might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Upward pressure on short-term rates continued in March and June 2018 as the U.S. Federal Reserve (the Fed) delivered its first two rate hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea.
In September 2018, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve. In October 2018, a strong U.S. employment report and the easing concerns about Italy’s national budget continued the upward pressure on longer-term rates. But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a potential government shutdown, and dovish comments by the Fed that led the futures market to project the possibility of no further rate hikes in 2019. The result was a “flight to quality” by bond investors that pushed longer-term bond prices up and rates down in the final month of the period.

Fund Performance
For the 12-month period ended December 31, 2018, Calvert Responsible Municipal Income Fund (the Fund) returned 0.54% for Class A shares at net asset value (NAV), underperforming the 1.28% return of its benchmark, the Bloomberg Barclays Municipal Bond Index (the Index).
The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund seeks to do so by investing primarily in municipal obligations that operate in a manner consistent with or that promote the Calvert Principles for Responsible Investment. Such investments include the funding of environmental and social initiatives and projects that finance education, health care, community services, housing, water, and public transportation, as well as other public purposes; and investments in well-managed municipal issuers that adhere to sound financial controls and operational and financial transparency.
Detractors from performance versus the Index during the period included security selections in the housing sector, state general obligation bonds, and bonds with 17 years or more remaining to maturity.
In contrast, contributors to performance relative to the Index included an overweight position in prerefunded or escrowed bonds, an overweight position and security selections in the industrial development revenue sector, and the Fund’s hedging strategy.
During the 12-month period ended December 31, 2018, management hedged to various degrees using Treasury futures. As a risk management tactic within the Fund’s overall strategy, interest-rate hedging is intended to moderate performance on both the upsides and downsides of the market. During a period when the positive return of the Index was driven entirely by coupon return, while the overall price return of bonds was negative, the Fund’s hedging strategy mitigated negative price returns and helped Fund performance relative to the unhedged Index.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	08/23/1983	08/23/1983	0.54%	3.06%	3.58%
Class A with 3.75% Maximum Sales Charge	—	—	-3.23	2.27	3.18
Class C at NAV	07/15/2015	08/23/1983	-0.19	2.53	3.31
Class C with 1% Maximum Sales Charge	—	—	-1.17	2.53	3.31
Class I at NAV	07/15/2015	08/23/1983	0.92	3.31	3.70

Bloomberg Barclays Municipal Bond Index	—	—	1.28%	3.82%	4.85%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.94%	2.87%	0.76%
Net			0.80	1.55	0.45

% SEC Yield[5]			Class A	Class C	Class I
SEC 30-day Yield - Subsidized			1.92%	1.25%	2.34%
SEC 30-day Yield - Unsubsidized			1.80	1.13	2.12

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2008	$13,851	N.A.
Class I	$250,000	12/31/2008	$359,594	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited) 3

FUND PROFILE

CREDIT QUALITY (% of total investments)[6]

AAA	22.6%
AA	49.4%
A	17.1%
BBB	2.8%
BB	2.1%
B	1.4%
Not Rated	4.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

2 Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

3 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

4 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

5 SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

6 Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,011.30	$4.06**	0.80%
Class C	$1,000.00	$1,007.00	$7.84**	1.55%
Class I	$1,000.00	$1,013.10	$2.28**	0.45%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.17	$4.08**	0.80%
Class C	$1,000.00	$1,017.39	$7.88**	1.55%
Class I	$1,000.00	$1,022.94	$2.29**	0.45%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 100.1%
Bond Bank - 6.1%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	1,000,000	1,213,450
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140,000	1,328,784
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500,000	1,731,420
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000,000	2,367,420
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
5.00%, 10/1/30	1,000,000	1,128,830
5.00%, 10/1/31	1,000,000	1,126,420
		8,896,324

Education - 7.8%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920,000	1,090,669
Green Bonds, 5.00%, 10/1/36	765,000	892,005
Green Bonds, 5.00%, 10/1/38	730,000	843,194
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,127,740
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,245,757
Ohio State University, 5.00%, 12/1/29	1,915,000	2,359,376
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,610,729
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,252,660
		11,422,130

Electric Utilities - 2.2%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000,000	1,195,190
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120,000	1,231,283
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655,000	763,219
		3,189,692

Escrowed/Prerefunded - 9.6%
Highlands County Health Facilities Authority, FL, (Adventist Health System), Prerefunded to 11/15/19, 5.625%, 11/15/37	5,000	5,165
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	1,000,000	1,060,220
Kansas Development Finance Authority, (Adventist Health System):
Prerefunded to 11/15/19, 5.50%, 11/15/29	20,000	20,601
Prerefunded to 11/15/19, 5.75%, 11/15/38	25,000	25,805
Prerefunded to 11/15/19, 5.75%, 11/15/38	975,000	1,008,121
Montgomery County, OH, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.00%, 5/1/39	875,000	884,109
Mt. Lebanon School District, PA, Prerefunded to 2/15/19, 5.00%, 2/15/27	2,000,000	2,007,880
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,087,874

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	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	3,700,000	3,750,505
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	105,641
Washington, Prerefunded to 2/1/19, 5.00%, 2/1/23	1,000,000	1,002,620
		13,958,541

General Obligations - 23.2%
Bexar County, TX:
4.00%, 6/15/32	2,000,000	2,124,920
Prerefunded to 6/15/19, 5.00%, 6/15/35	3,000,000	3,044,430
California, 4.00%, 9/1/32	1,000,000	1,072,210
California, Green Bonds, 3.75%, 10/1/37	1,000,000	1,020,710
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,092,750
Hawaii, 4.00%, 10/1/34	2,000,000	2,110,320
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,592,200
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000,000	2,158,080
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,290,160
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,867,912
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000,000	1,198,720
New York, NY, 5.00%, 8/1/26	2,000,000	2,266,600
North East Independent School District, TX, (PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,194,540
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000,000	2,409,380
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000,000	1,193,620
Green Bonds, 5.00%, 8/1/37	1,000,000	1,170,860
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/28 (1)	2,000,000	2,227,840
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,683,988
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,148,370
		33,867,610

Hospital - 5.9%
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,075,000	1,106,777
Kansas Development Finance Authority, (Adventist Health System), 5.50%, 11/15/29	980,000	1,008,352
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	570,705
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	1,989,920
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,635,205
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000,000	2,373,020
		8,683,979

Housing - 6.1%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240,000	1,405,887
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,595,932
4.35%, 7/1/50	1,000,000	1,027,610
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750,000	746,843
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000,000	1,027,660

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	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	506,790
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,017,480
Utah Housing Corp., 4.00%, 1/1/36	1,495,000	1,508,350
		8,836,552

Industrial Development Revenue - 7.9%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850,000	851,020
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	997,230
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000,000	1,017,060
4.45%, 11/1/36	1,000,000	1,045,260
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29 (2)	1,180,000	1,184,767
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44 (2)	1,000,000	902,360
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,103,470
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	977,350
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	499,110
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (2)	1,000,000	993,860
		11,571,487

Insured - General Obligations - 0.6%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	849,780

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	557,205

Insured - Industrial Development Revenue - 0.8%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,112,810

Lease Revenue / Certificates of Participation - 1.9%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	520,990
4.00%, 10/1/35	600,000	623,346
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500,000	1,661,325
		2,805,661

Other Revenue - 8.1%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915,000	1,961,726
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,309,820
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,194,839
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310,000	1,518,749
Green Bonds, 5.00%, 9/1/36	1,445,000	1,660,926

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	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,263,760
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	1,959,770
		11,869,590

Senior Living/Life Care - 1.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	1,993,650

Special Tax Revenue - 8.3%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,168,816
Green Bonds, 5.00%, 11/1/35	1,000,000	1,138,490
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450,000	3,636,817
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,155,790
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275,000	2,648,032
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,072,120
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,253,380
		12,073,445

Water and Sewer - 9.8%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,343,300
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,026,320
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150,000	179,179
5.00%, 1/1/28	770,000	912,997
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/35	1,000,000	1,177,770
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000,000	1,157,450
Green Bonds, 5.00%, 10/1/36	1,000,000	1,126,210
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000,000	1,194,580
Green Bonds, 5.00%, 6/1/38	2,000,000	2,329,280
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500,000	1,770,105
Green Bonds, 5.00%, 8/1/40	1,000,000	1,127,420
		14,344,611

Total Municipal Obligations (Cost $144,501,254)		146,033,067

TOTAL INVESTMENTS (Cost $144,501,254) - 100.1%		146,033,067
Other assets and liabilities, net - (0.1%)		(160,489)
NET ASSETS - 100.0%		145,872,578

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NOTES TO SCHEDULE OF INVESTMENTS
(1) When-issued security.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,080,987, which represents 2.1% of the net assets of the Fund as of December 31, 2018.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
PSF:	Permanent School Fund
At December 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
California                      18.3%
Others, representing less than 10% individually     81.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 1.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 1.1% of total investments.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5-Year Treasury Note	(36)	3/29/19	($4,128,750)	($70,279)
U.S. 10-Year Treasury Note	(34)	3/20/19	(4,148,531)	(101,791)
U.S. Long Treasury Bond	(35)	3/20/19	(5,110,000)	(239,960)
Total Short				($412,030)

See notes to financial statements.

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CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $144,501,254)	$146,033,067
Cash	865,144
Receivable for investments sold	85,000
Receivable for capital shares sold	64,783
Interest receivable	1,620,428
Receivable from affiliate	27,730
Deposits at broker for futures contracts	149,430
Trustees’ deferred compensation plan	100,785
Other assets	4,447
Total assets	148,950,814

LIABILITIES
Payable for variation margin on open futures contracts	41,232
Payable for when-issued securities	2,211,840
Payable for capital shares redeemed	585,888
Payable to affiliates:
Investment advisory fee	43,145
Administrative fee	14,793
Distribution and service fees	24,142
Sub-transfer agency fee	3,691
Trustees’ deferred compensation plan	100,785
Accrued expenses	52,720
Total liabilities	3,078,236
NET ASSETS	$145,872,578

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$174,807,886
Accumulated loss	(28,935,308)
Total	$145,872,578

NET ASSET VALUE PER SHARE
Class A (based on net assets of $108,865,547 and 6,973,285 shares outstanding)	$15.61
Class C (based on net assets of $1,194,803 and 76,533 shares outstanding)	$15.61
Class I (based on net assets of $35,812,228 and 2,288,229 shares outstanding)	$15.65

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.22
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

12 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Interest income	$4,679,999
Total investment income	4,679,999

EXPENSES
Investment advisory fee	504,987
Administrative fee	173,138
Distribution and service fees:
Class A	281,018
Class C	11,669
Trustees’ fees and expenses	7,494
Custodian fees	24,812
Transfer agency fees and expenses	119,163
Accounting fees	35,596
Professional fees	36,564
Registration fees	59,664
Reports to shareholders	14,968
Miscellaneous	31,643
Total expenses	1,300,716
Waiver and/or reimbursement of expenses by affiliate	(240,101)
Reimbursement of expenses-other	(2,895)
Net expenses	1,057,720
Net investment income	3,622,279

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	25,068
Futures contracts	643,395
668,463

Net change in unrealized appreciation (depreciation) on:
Investment securities	(2,921,310)
Futures contracts	(460,922)
(3,382,232)

Net realized and unrealized loss	(2,713,769)

Net increase in net assets resulting from operations	$908,510
See notes to financial statements.

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CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$3,622,279	$3,830,084
Net realized gain	668,463	2,272,021
Net change in unrealized appreciation (depreciation)	(3,382,232)	995,491
Net increase in net assets resulting from operations	908,510	7,097,596

Distributions to shareholders:(1)
Class A shares	(2,733,938)	(3,253,989)
Class C shares	(20,038)	(19,750)
Class I shares	(834,608)	(295,243)
Class Y shares	—	(226,222)
Total distributions to shareholders	(3,588,584)	(3,795,204)

Capital share transactions:
Class A shares	(8,887,449)	(14,416,518)
Class C shares	(21,854)	304,951
Class I shares	13,058,817	13,566,995
Class Y shares	—	(5,330,453)
Net increase (decrease) in net assets from capital share transactions	4,149,514	(5,875,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,469,440	(2,572,633)

NET ASSETS
Beginning of year	144,403,138	146,975,771
End of year	$145,872,578	$144,403,138(2)

(1) For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $105,758 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

14 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS A SHARES	2018 (1)	2017 (1)	2016 (1)	2015 (1)	2014
Net asset value, beginning	$15.91	$15.55	$16.03	$16.00	$15.33
Income from investment operations:
Net investment income	0.38	0.41	0.42	0.42	0.44
Net realized and unrealized gain (loss)	(0.30)	0.36	(0.48)	0.03	0.71
Total from investment operations	0.08	0.77	(0.06)	0.45	1.15
Distributions from:
Net investment income	(0.38)	(0.41)	(0.42)	(0.42)	(0.48)
Total distributions	(0.38)	(0.41)	(0.42)	(0.42)	(0.48)
Total increase (decrease) in net asset value	(0.30)	0.36	(0.48)	0.03	0.67
Net asset value, ending	$15.61	$15.91	$15.55	$16.03	$16.00
Total return (2)	0.54%	5.00%	(0.42%)	2.87%	7.54%
Ratios to average net assets: (3)
Total expenses	0.95%	0.94%	0.92%	0.94%	0.91%
Net expenses	0.80%	0.80%	0.80%	0.88%	0.91%
Net investment income	2.44%	2.61%	2.62%	2.65%	2.76%
Portfolio turnover	9%	27%	24%	41%	79%
Net assets, ending (in thousands)	$108,866	$119,971	$131,474	$140,246	$141,251

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

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CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,			Period Ended December 31,
CLASS C SHARES	2018	2017	2016	2015 (1)
Net asset value, beginning	$15.91	$15.55	$16.05	$15.72
Income from investment operations:
Net investment income (2)	0.26	0.29	0.30	0.14
Net realized and unrealized gain (loss)	(0.29)	0.37	(0.49)	0.33
Total from investment operations	(0.03)	0.66	(0.19)	0.47
Distributions from:
Net investment income	(0.27)	(0.30)	(0.31)	(0.14)
Total distributions	(0.27)	(0.30)	(0.31)	(0.14)
Total increase (decrease) in net asset value	(0.30)	0.36	(0.50)	0.33
Net asset value, ending	$15.61	$15.91	$15.55	$16.05
Total return (3)	(0.19%)	4.25%	(1.25%)	3.03%	(4)
Ratios to average net assets: (5)
Total expenses	1.69%	2.87%	3.08%	26.80%	(6)
Net expenses	1.55%	1.55%	1.55%	1.55%	(6)
Net investment income	1.69%	1.84%	1.86%	1.94%	(6)
Portfolio turnover	9%	27%	24%	41%	(4)
Net assets, ending (in thousands)	$1,195	$1,240	$912	$281

(1) From July 15, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,			Period Ended December 31,
CLASS I SHARES	2018	2017	2016	2015 (1)
Net asset value, beginning	$15.93	$15.57	$16.06	$15.72
Income from investment operations:
Net investment income (2)	0.44	0.46	0.48	0.22
Net realized and unrealized gain (loss)	(0.30)	0.36	(0.49)	0.34
Total from investment operations	0.14	0.82	(0.01)	0.56
Distributions from:
Net investment income	(0.42)	(0.46)	(0.48)	(0.22)
Total distributions	(0.42)	(0.46)	(0.48)	(0.22)
Total increase (decrease) in net asset value	(0.28)	0.36	(0.49)	0.34
Net asset value, ending	$15.65	$15.93	$15.57	$16.06
Total return (3)	0.92%	5.35%	(0.13%)	3.55%	(4)
Ratios to average net assets: (5)
Total expenses	0.69%	0.76%	1.10%	4.51%	(6)
Net expenses	0.45%	0.45%	0.45%	0.45%	(6)
Net investment income	2.79%	2.93%	2.99%	3.01%	(6)
Portfolio turnover	9%	27%	24%	41%	(4)
Net assets, ending (in thousands)	$35,812	$23,193	$9,434	$1,035

(1) From July 15, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers operate in a manner consistent with the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate

18 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT

stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$146,033,067	$—	$146,033,067
Total Investments	$—	$146,033,067	$—	$146,033,067

Liabilities
Futures Contracts(1)	$(412,030)	$—	$—	$(412,030)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

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H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $504,987.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.80%, 1.55% and 0.45% for Class A, Class C and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $230,687.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the year ended December 31, 2018, CRM was paid administrative fees of $173,138, of which $9,414 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $281,018 and $11,669 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $16,757 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $20,884 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of

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responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,895, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $23,109,068 and $12,604,641, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Tax-exempt income	$3,452,502	$3,757,956
Ordinary income	$136,082	$37,248
During the year ended December 31, 2018, accumulated loss was decreased by $6,629,505 and paid-in capital was decreased by $6,629,505 due to expired capital loss carryforwards. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$313,028
Deferred capital losses	($30,594,880)
Net unrealized appreciation (depreciation)	$1,346,544
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $30,594,880 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $549,368 are short-term and $30,045,512 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$144,686,523
Gross unrealized appreciation	$2,283,399
Gross unrealized depreciation	(936,855)
Net unrealized appreciation (depreciation)	$1,346,544
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.

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At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$—	($412,030)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$643,395	($460,922)
The average notional cost of futures contracts (short) outstanding during the year ended December 31, 2018 was approximately $13,243,000.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with State Street Bank and Trust Company, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to this line of credit at December 31, 2018. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	615,669	$9,614,617	584,100	$9,209,015
Reinvestment of distributions	159,197	2,480,352	184,305	2,904,307
Shares redeemed	(1,343,058)	(20,982,418)	(1,684,406)	(26,529,840)
Net decrease	(568,192)	($8,887,449)	(916,001)	($14,416,518)

Class C
Shares sold	22,031	$344,228	36,344	$573,297
Reinvestment of distributions	1,286	20,038	1,250	19,731
Shares redeemed	(24,706)	(386,120)	(18,297)	(288,077)
Net increase (decrease)	(1,389)	($21,854)	19,297	$304,951

Class I
Shares sold	1,370,331	$21,439,358	305,407	$4,848,106
Reinvestment of distributions	47,530	741,514	13,161	207,969
Shares redeemed	(585,542)	(9,122,055)	(194,244)	(3,069,709)
Conversion from Class Y	—	—	725,662	11,580,629
Net increase	832,319	$13,058,817	849,986	$13,566,995

Class Y (1)
Shares sold	—	$—	612,980	$9,664,771
Reinvestment of distributions	—	—	13,615	215,012
Shares redeemed	—	—	(231,866)	(3,629,607)
Conversion to Class I	—	—	(725,949)	(11,580,629)
Net decrease	—	$—	(331,220)	($5,330,453)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
Calvert Management Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert Responsible Municipal Income Fund (the Fund), a series of Calvert Management Series, including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 21, 2019

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FEDERAL TAX INFORMATION
The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended December 31, 2018, the Fund designates 96.21% of distributions from net investment income as an exempt-interest dividend.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited) 25

MANAGEMENT AND ORGANIZATION
Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Independent Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Trustee oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee
John H. Streur(1) 1960	Trustee and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Trustees
Richard L. Baird, Jr 1948	Trustee	1980
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Trustee	2016
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Trustee	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Trustee	1982
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Trustee	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Trustee	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Trustee	2010
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

26 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited)

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited) 27

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

28 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND ANNUAL REPORT (Unaudited)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24173 12.31.18

Calvert Absolute Return Bond Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Annual Report December 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Federal Tax Information
31	Management and Organization
33	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions

A strong U.S. economy and rising interest rates throughout much of the year gave way to mounting political tensions in the fourth quarter, triggering uncertainties over the sustainability of the domestic expansion. For the 12-month period ended December 31, 2018, U.S. fixed-income markets, depending on the segment of the market, eked out meager positive or negative returns.
U.S. investment-grade fixed-income securities marginally advanced during the period, with the Bloomberg Barclays U.S. Aggregate Bond Index[2] returning 0.01%. Hurt by growing volatility late in the period, higher-risk assets retreated, with the ICE BofAML U.S. High Yield Index returning -2.26%. The 10-year U.S. Treasury bond yield closed at 2.69%, up from 2.40% at the outset of the period.
Boosted by U.S. tax reform, corporate earnings accelerated alongside the overall U.S. economy during the first three quarters of the year. Growth in the nation’s gross domestic product reached an annualized rate of 4.2% before falling back to 3.5% later in the period. The U.S. unemployment rate reached a 17-year low, while inflation remained near the U.S. Federal Reserve (the Fed) target rate of 2%. To counter this strength and the prospect of future inflation, the Fed raised interest rates four times during the period.
In the fourth quarter, slowing U.S. and global economic growth, central bank tightening, and falling oil prices drove down the appeal of higher-risk investment markets. As liquidity tightened, investors became more sensitive to geopolitical issues ─ mainly the U.S.-China trade conflict ─ which motivated some to sell riskier assets.
In December 2018, the Fed raised the federal funds rate to 2.5%, the highest level since January 2008. However, signs that U.S. growth may be slowing led to significant repricing of the market in anticipation of fewer future rate hikes. Late in the period, the Fed trimmed its 2019 projections from three to two potential rate hikes.
Toward the end of the period, U.S. Treasury yields moved lower and the yield curve[7] continued to flatten, feeding fears of a future recession. Investor worries regarding highly leveraged corporations with proportionately large debt on their balance sheets ─ making them potentially vulnerable to a possible market downturn ─ created additional headwinds for the investment-grade credit market. The spreads of investment-grade and high-yield securities ─ the differences between the yields of these securities and those of U.S. Treasurys with comparable maturities ─ widened significantly, while there were large retail outflows from the floating-rate loan market during the period.

Fund Performance
For the 12-month period ended December 31, 2018, Calvert Absolute Return Bond Fund (the Fund) returned 0.12% for Class A shares at net asset value (NAV), underperforming its benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index (the Index), which returned 1.87%.
The Fund was conservatively positioned during the period with a focus on the front end of the yield curve. The Fund maintained allocations to out-of-Index securities during the period, including investment-grade corporate bonds, securitized assets and a significant allocation to floating-rate securities.
The Fund’s out-of-Index allocations, especially to investment-grade corporate bonds and high-yield corporate bonds, were leading contributors during the first nine months of the period, as spreads narrowed. However, the Fund’s out-of-Index allocations to investment-grade bonds, high-yield corporate bonds, bank loans, residential mortgage-backed securities and U.S. Treasury Inflation Protected Securities were detractors for the full period relative to the Index.
The Fund’s slightly positive duration detracted from performance relative to the Index as interest rates rose during the period. Duration is a measure of the expected change in the price of a bond - in percentage terms - given a one-percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.
The Fund’s yield-curve position also contributed to performance relative to the Index during the period. Overall, out-of-Index allocations to asset-backed securities and commercial mortgage-backed securities were beneficial during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	0.12%	—	2.59%
Class A with 3.75% Maximum Sales Charge	—	—	-3.66	—	1.67
Class C at NAV	09/30/2014	09/30/2014	-0.68	—	1.80
Class C with 1% Maximum Sales Charge	—	—	-1.65	—	1.80
Class I at NAV	09/30/2014	09/30/2014	0.43	—	2.99

ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	1.87%	0.63%	0.73%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	—	—	1.82	0.59	0.69

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.09%	3.42%	0.70%
Net			1.02	1.77	0.65

% SEC Yield[5]			Class A	Class C	Class I
SEC 30-day Yield - Subsidized			3.68%	3.07%	4.09%
SEC 30-day Yield - Unsubsidized			3.68	3.07	4.02

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	9/30/2014	$10,791	N.A.
Class I	$250,000	9/30/2014	$283,335	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT (Unaudited) 3

FUND PROFILE

PORTFOLIO COMPOSITION (% of total investments)[6]

Corporate Bonds	50.4%
Asset-Backed Securities	30.7%
Collateralized Mortgage-Backed Obligations	8.8%
U.S. Treasury Obligations	4.9%
Floating Rate Loans	3.3%
Commercial Mortgage-Backed Securities	1.9%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury Bills with a maturity between one and three months. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Effective May 1, 2018, the Fund’s primary benchmark has been changed to the ICE BofAML 3-Month U.S. Treasury Bill Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund.

[3]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

5 SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

6 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[7]
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$998.70	$4.63	0.92%
Class C	$1,000.00	$995.00	$8.40	1.67%
Class I	$1,000.00	$999.80	$3.28**	0.65%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.57	$4.69	0.92%
Class C	$1,000.00	$1,016.79	$8.49	1.67%
Class I	$1,000.00	$1,021.93	$3.31**	0.65%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT (Unaudited)

CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 51.0%
Communications - 0.6%
Verizon Communications, Inc., 3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	855,000	829,729

Consumer, Cyclical - 8.5%
American Airlines Group, Inc., 5.50%, 10/1/19 (2)	700,000	705,250
American Airlines Pass-Through Trust:
5.25%, 7/15/25	135,018	139,269
5.60%, 1/15/22 (2)	3,163,452	3,195,087
5.625%, 7/15/22 (2)	1,401,790	1,413,158
Azul Investments LLP, 5.875%, 10/26/24 (2)	865,000	810,946
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	602,250
Ford Motor Credit Co. LLC:
3.305%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	466,000	447,378
3.408%, (3 mo. USD LIBOR + 1.00%), 1/9/20 (1)	455,000	450,403
3.566%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	725,000	714,954
Lennar Corp., 4.50%, 11/15/19	1,400,000	1,393,000
Nordstrom, Inc., 5.00%, 1/15/44	850,000	735,986
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (2)	313,923	318,773
Wyndham Destinations, Inc.:
5.40%, 4/1/24	566,000	541,945
5.75%, 4/1/27	898,000	827,283
		12,295,682

Consumer, Non-cyclical - 3.7%
Becton Dickinson and Co., 3.678%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	1,305,000	1,292,253
Block Financial LLC, 5.25%, 10/1/25	750,000	760,904
Conagra Brands, Inc., 3.219%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	278,000	277,291
CVS Health Corp.:
3.125%, 3/9/20	481,000	480,125
3.487%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	368,000	365,148
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (2)	1,465,000	1,514,444
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	591,000	583,310
		5,273,475

Energy - 1.8%
Oceaneering International, Inc., 4.65%, 11/15/24	2,473,000	1,960,295
TerraForm Power Operating LLC, 4.25%, 1/31/23 (2)	712,000	667,500
		2,627,795

Financial - 25.6%
Ally Financial, Inc., 4.125%, 3/30/20	3,020,000	2,995,719
Banco Santander SA, 3.767%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (1)	1,165,000	1,141,325

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Bank of America Corp.:
2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	800,000	784,357
3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	1,105,000	1,074,377
3.649%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	828,000	828,640
Capital One Financial Corp., 3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	2,550,000	2,481,987
Capital One NA, 3.411%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (1)	520,000	510,224
CBL & Associates LP, 5.25%, 12/1/23 (3)	865,000	687,675
Citigroup, Inc.:
3.437%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (1)	1,150,000	1,123,583
4.125%, 7/25/28	400,000	376,043
5.80% to 11/15/19 (3)(4)(5)	1,785,000	1,738,215
6.125% to 11/15/20 (4)(5)	620,000	606,050
Credit Acceptance Corp.:
6.125%, 2/15/21	1,430,000	1,430,000
7.375%, 3/15/23	80,000	81,800
Discover Bank, 4.682% to 8/9/23, 8/9/28 (5)	800,000	783,880
EPR Properties, 4.50%, 6/1/27	935,000	903,219
Goldman Sachs Group, Inc. (The):
3.487%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (1)	1,925,000	1,871,666
3.691% to 6/5/27, 6/5/28 (5)	260,000	242,028
3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	680,000	653,266
iStar, Inc., 5.00%, 7/1/19	813,000	810,967
JPMorgan Chase & Co., 3.367%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (1)	453,000	442,922
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (4)(5)	1,980,000	1,913,175
Morgan Stanley:
3.168%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	2,000,000	1,978,252
5.45% to 7/15/19 (4)(5)	1,175,000	1,144,297
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (2)	2,200,000	2,197,250
SBA Communications Corp., 4.00%, 10/1/22	874,000	836,855
Springleaf Finance Corp.:
5.25%, 12/15/19	1,550,000	1,557,564
6.875%, 3/15/25	1,455,000	1,305,862
7.125%, 3/15/26	734,000	656,471
Synchrony Financial:
3.812%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	720,000	719,570
3.95%, 12/1/27	1,710,000	1,443,718
4.25%, 8/15/24	1,415,000	1,301,084
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (2)	222,000	215,993
		36,838,034

Industrial - 2.9%
JSL Europe SA, 7.75%, 7/26/24 (2)	1,095,000	1,011,517
Owens Corning, 4.30%, 7/15/47	791,000	598,581
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	1,608,719	1,606,708

8 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Wabtec Corp.:
3.838%, (3 mo. USD LIBOR + 1.05%), 9/15/21 (1)	276,000	275,090
4.70%, 9/15/28	800,000	752,166
		4,244,062

Technology - 7.9%
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (2)	855,000	854,612
DXC Technology Co., 3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	1,905,000	1,903,472
Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	325,000	322,298
Microchip Technology, Inc., 4.333%, 6/1/23 (2)	1,163,000	1,135,464
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (2)	330,000	317,625
4.625%, 6/15/22 (2)	560,000	553,000
4.625%, 6/1/23 (2)	600,000	589,500
5.35%, 3/1/26 (2)	314,000	319,730
Seagate HDD Cayman:
4.875%, 6/1/27	1,495,000	1,271,547
5.75%, 12/1/34	770,000	599,641
Western Digital Corp., 4.75%, 2/15/26	4,041,000	3,520,721
		11,387,610

Total Corporate Bonds (Cost $76,376,575)		73,496,387

ASSET-BACKED SECURITIES - 31.1%
Automobile - 2.2%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class C, 3.75%, 7/20/20 (2)	2,210,000	2,210,700
Series 2014-2A, Class B, 3.29%, 2/20/21 (2)	550,000	548,359
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.94%, 10/15/24 (2)	447,000	445,353
		3,204,412

Clean Energy - 0.5%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	25,211	24,998
SolarCity LMC:
Series 2014-1, Class A, 4.59%, 4/20/44 (2)	302,109	306,352
Series 2014-2, Class A, 4.02%, 7/20/44 (2)	82,710	82,323
Series 2014-2, Class B, 5.44%, 7/20/44 (2)	264,075	257,107
		670,780

Consumer Loan - 16.1%
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23 (2)	1,650,000	1,659,871
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	696,215	696,367

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Conn Funding II LP:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	1,969,317	1,973,799
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	123,639	123,684
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	675,000	675,198
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	1,755,599	1,765,859
Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	593,206	591,571
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	182,147	181,097
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (2)	750,000	752,152
Series 2017-3A, Class A, 2.36%, 12/15/24 (2)	109,749	109,429
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	136,070	136,129
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	375,000	376,487
Series 2016-1A, Class B, 4.57%, 2/20/29 (2)	1,150,000	1,163,849
Oportun Funding VIII LLC:
Series 2018-A, Class A, 3.61%, 3/8/24 (2)	500,000	495,737
Series 2018-A, Class B, 4.45%, 3/8/24 (2)	620,000	620,423
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (2)	2,515,000	2,532,628
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	1,250,000	1,249,537
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	414,870	413,781
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	1,810,000	1,800,551
Series 2018-2A, Class B, 3.96%, 10/15/24 (2)	4,640,000	4,657,347
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	800,909	794,180
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (2)	369,339	368,853
		23,138,529

Other - 5.3%
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (2)	200,000	202,403
Invitation Homes Trust:
Series 2017-SFR2, Class D, 4.255%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(2)	353,000	353,034
Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	120,000	118,875
Series 2018-SFR2, Class D, 3.905%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	1,750,000	1,723,676
Series 2018-SFR3, Class D, 4.105%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	1,540,000	1,535,180
Progress Residential Trust, Series 2016-SFR2, Class E, 6.005%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	3,000,000	3,006,501
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (2)(6)	208,222	214,182
Series 2017-A, Class C, 4.50%, 5/17/32 (2)	526,845	508,937
		7,662,788

Student Loan - 0.0% (7)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (2)	18,936	18,923

10 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Timeshare - 0.3%
Sierra Timeshare Receivables Funding LLC:
Series 2014-2A, Class B, 2.40%, 6/20/31 (2)	197,150	196,957
Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	52,345	52,125
Series 2015-3A, Class B, 3.08%, 9/20/32 (2)	173,136	172,455
		421,537

Whole Business - 6.7%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	479,427	493,868
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	980,075	991,685
DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, 2/20/45 (2)	1,650,688	1,675,590
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	291,000	302,883
Series 2016-1A, Class A2, 6.125%, 7/20/46 (2)	879,750	921,564
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	396,010	403,881
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	1,443,025	1,457,257
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (2)	78,800	79,966
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	279,300	282,772
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	598,500	602,425
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (2)	708,225	718,581
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	1,731,825	1,734,838
		9,665,310

Total Asset-Backed Securities (Cost $44,745,702)		44,782,279

U.S. TREASURY OBLIGATIONS - 4.9%
U.S. Treasury Inflation Index Note, 0.125%, 4/15/22 (8)	7,355,508	7,118,377

Total U.S. Treasury Obligations (Cost $7,151,361)		7,118,377

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.9%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 8.806%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(2)	300,000	305,306
Series 2015-1A, Class M2, 6.806%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	634,396	638,162
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.756%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (1)	1,000,000	1,097,506
Series 2015-HQA2, Class B, 13.006%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (1)	324,178	428,056
Series 2015-HQA2, Class M2, 5.306%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	735,869	751,992
Series 2017-DNA3, Class M2, 5.006%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	1,500,000	1,503,745
Series 2018-DNA2, Class B1, 6.206%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (1)(2)	385,000	368,098
Series 2018-HQA1, Class M2, 4.806%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (1)	1,525,000	1,493,883

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - CONT’D
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	1,422,361	1,499,569
Series 2014-C04, Class 1M2, 7.406%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	1,586,972	1,777,551
Series 2017-C05, Class 1M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (1)	1,593,800	1,594,685
Series 2018-C03, Class 1B1, 6.256%, (1 mo. USD LIBOR + 3.75%), 10/25/30 (1)	754,000	720,966
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (2)(6)	690,000	691,679

Total Collateralized Mortgage-Backed Obligations (Cost $12,754,270)		12,871,198

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (2)	1,000,000	993,465
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	500,000	496,876
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.605%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	387,544	382,687
Series 2017-MTL6, Class E, 5.705%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(2)	435,389	432,339
RETL Trust, Series 2018-RVP, Class C, 4.505%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (1)(2)	536,250	536,262

Total Commercial Mortgage-Backed Securities (Cost $2,837,501)		2,841,629

FLOATING RATE LOANS (9) - 3.3%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	349,125	333,851

Business Equipment and Services - 0.4%
Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	593,794	565,712

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	233,215	222,575
Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	280,000	264,775
		487,350

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	515,989	491,408

Electronics/Electrical - 1.0%
Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	518,205	497,793
MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	64,271	60,093
Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	434,036	405,823
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	152,702	145,162
SS&C Technologies, Inc., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	410,479	389,662
		1,498,533

12 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (9) - CONT’D
Equipment Leasing - 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	460,318	444,311

Insurance - 0.3%
Asurion LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 11/3/23	507,360	487,277

Telecommunications - 0.4%
Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	527,316	504,905

Total Floating Rate Loans (Cost $5,043,650)		4,813,347

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	2,456,218	2,456,218

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,456,218)		2,456,218

TOTAL INVESTMENTS (Cost $151,365,277) - 102.9%		148,379,435
Other assets and liabilities, net - (2.9%)		(4,192,854)
NET ASSETS - 100.0%		144,186,581

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $65,447,002, which represents 45.4% of the net assets of the Fund as of December 31, 2018.

(3) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $2,401,207.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2018.
(7) Amount is less than 0.05%.
(8) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at December 31, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 13

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra 10-Year Treasury Note	56	3/20/19	$7,284,375	$225,648
Short:
U.S. 5-Year Treasury Note	(64)	3/29/19	($7,340,000)	($112,680)
U.S. Ultra-Long Treasury Bond	(1)	3/20/19	(160,656)	(3,565)
Total Short				($116,245)

See notes to financial statements.

14 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $151,365,277) - including $2,401,207 of securities on loan	$148,379,435
Cash	3,635,579
Receivable for variation margin on open futures contracts	32,391
Receivable for capital shares sold	231,135
Interest receivable	1,011,770
Securities lending income receivable	669
Deposits at broker for futures contracts	54,724
Trustees’ deferred compensation plan	106,110
Receivable from affiliate	3,973
Other assets	4,284
Total assets	153,460,070

LIABILITIES
Payable for capital shares redeemed	6,593,489
Deposits for securities loaned	2,456,218
Payable to affiliates:
Investment advisory fee	46,933
Administrative fee	16,091
Distribution and service fees	5,946
Sub-transfer agency fee	1,510
Trustees’ deferred compensation plan	106,110
Accrued expenses	47,192
Total liabilities	9,273,489
NET ASSETS	$144,186,581

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$147,771,500
Accumulated loss	(3,584,919)
Total	$144,186,581

NET ASSET VALUE PER SHARE
Class A (based on net assets of $24,045,112 and 1,642,498 shares outstanding)	$14.64
Class C (based on net assets of $934,415 and 63,804 shares outstanding)	$14.65
Class I (based on net assets of $119,207,054 and 8,164,176 shares outstanding)	$14.60

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$15.21
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 15

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Interest income	$5,512,739
Securities lending income, net	8,794
Total investment income	5,521,533

EXPENSES
Investment advisory fee	498,802
Administrative fee	171,018
Distribution and service fees:
Class A	49,135
Class C	8,441
Trustees’ fees and expenses	7,602
Custodian fees	51,815
Transfer agency fees and expenses	68,809
Accounting fees	34,225
Professional fees	39,557
Registration fees	64,906
Reports to shareholders	11,805
Miscellaneous	22,390
Total expenses	1,028,505
Waiver and/or reimbursement of expenses by affiliate	(33,831)
Reimbursement of expenses-other	(3,065)
Net expenses	991,609
Net investment income	4,529,924

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(607,844)
Futures contracts	147,141
(460,703)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(3,793,354)
Futures contracts	131,897
(3,661,457)

Net realized and unrealized loss	(4,122,160)

Net increase in net assets resulting from operations	$407,764
See notes to financial statements.

16 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$4,529,924	$2,754,169
Net realized gain (loss)	(460,703)	636,442
Net change in unrealized appreciation (depreciation)	(3,661,457)	(12,674)
Net increase in net assets resulting from operations	407,764	3,377,937

Distributions to shareholders: (1)
Class A shares	(612,809)	(528,814)
Class C shares	(19,733)	(17,234)
Class I shares	(4,035,434)	(2,647,267)
Class Y shares	—	(462,841)
Total distributions to shareholders	(4,667,976)	(3,656,156)

Capital share transactions:
Class A shares	9,441,384	(1,831,113)
Class C shares	310,307	(479,097)
Class I shares	28,957,809	39,897,563
Class Y shares	—	(10,487,140)
Net increase in net assets from capital share transactions	38,709,500	27,100,213

TOTAL INCREASE IN NET ASSETS	34,449,288	26,821,994

NET ASSETS
Beginning of year	109,737,293	82,915,299
End of year	$144,186,581	$109,737,293

(1)    For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income — Class A ($407,200), Class C ($12,059), Class I ($1,900,613) and Class Y ($462,841)
Net realized gain — Class A ($121,614), Class C ($5,175) and Class I ($746,654)
The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 17

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,				Period Ended December 31,
CLASS A SHARES	2018	2017	2016	2015	2014 (1)
Net asset value, beginning	$15.07	$15.08	$14.78	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.44	0.37	0.49	0.43	0.08
Net realized and unrealized gain (loss)	(0.42)	0.11	0.42	(0.19)	(0.08)
Total from investment operations	0.02	0.48	0.91	0.24	—
Distributions from:
Net investment income	(0.45)	(0.37)	(0.48)	(0.38)	(0.05)
Net realized gain	—	(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.45)	(0.49)	(0.61)	(0.39)	(0.07)
Total increase (decrease) in net asset value	(0.43)	(0.01)	0.30	(0.15)	(0.07)
Net asset value, ending	$14.64	$15.07	$15.08	$14.78	$14.93
Total return (3)	0.12%	3.21%	6.24%	1.57%	(0.02%)	(4)
Ratios to average net assets: (5)
Total expenses	0.93%	1.09%	1.20%	1.64%	53.67%	(6)
Net expenses	0.93%	1.08%	1.10%	1.10%	1.10%	(6)
Net investment income	2.96%	2.41%	3.30%	2.90%	2.42%	(6)
Portfolio turnover	88%	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$24,045	$15,220	$17,022	$12,497	$326

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,				Period Ended December 31,
CLASS C SHARES	2018	2017	2016	2015	2014 (1)
Net asset value, beginning	$15.08	$15.09	$14.79	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.33	0.26	0.38	0.32	0.04
Net realized and unrealized gain (loss)	(0.42)	0.10	0.42	(0.19)	(0.07)
Total from investment operations	(0.09)	0.36	0.80	0.13	(0.03)
Distributions from:
Net investment income	(0.34)	(0.25)	(0.37)	(0.26)	(0.02)
Net realized gain	—	(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.34)	(0.37)	(0.50)	(0.27)	(0.04)
Total increase (decrease) in net asset value	(0.43)	(0.01)	0.30	(0.14)	(0.07)
Net asset value, ending	$14.65	$15.08	$15.09	$14.79	$14.93
Total return (3)	(0.68%)	2.41%	5.46%	0.82%	(0.22%)	(4)
Ratios to average net assets: (5)
Total expenses	1.68%	3.42%	3.33%	4.43%	2,859.43%	(6)
Net expenses	1.68%	1.84%	1.85%	1.85%	1.85%	(6)
Net investment income	2.20%	1.69%	2.57%	2.13%	1.11%	(6)
Portfolio turnover	88%	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$934	$649	$1,126	$900	$5

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 19

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,				Period Ended December 31,
CLASS I SHARES	2018	2017	2016	2015	2014 (1)
Net asset value, beginning	$15.02	$15.04	$14.74	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.48	0.43	0.56	0.48	0.08
Net realized and unrealized gain (loss)	(0.41)	0.10	0.42	(0.19)	(0.06)
Total from investment operations	0.07	0.53	0.98	0.29	0.02
Distributions from:
Net investment income	(0.49)	(0.43)	(0.55)	(0.47)	(0.07)
Net realized gain	—	(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.49)	(0.55)	(0.68)	(0.48)	(0.09)
Total increase (decrease) in net asset value	(0.42)	(0.02)	0.30	(0.19)	(0.07)
Net asset value, ending	$14.60	$15.02	$15.04	$14.74	$14.93
Total return (3)	0.43%	3.59%	6.73%	1.93%	0.13%	(4)
Ratios to average net assets: (5)
Total expenses	0.68%	0.70%	0.68%	1.11%	2.72%	(6)
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	(6)
Net investment income	3.22%	2.82%	3.76%	3.25%	2.01%	(6)
Portfolio turnover	88%	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$119,207	$93,868	$54,389	$39,101	$10,011

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

20 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Absolute Return Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT 21

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$73,496,387	$—	$73,496,387
Asset-Backed Securities	—	44,782,279	—	44,782,279
U.S. Treasury Obligations	—	7,118,377	—	7,118,377
Collateralized Mortgage-Backed Obligations	—	12,871,198	—	12,871,198
Commercial Mortgage-Backed Securities	—	2,841,629	—	2,841,629
Floating Rate Loans	—	4,813,347	—	4,813,347
Short Term Investment of Cash Collateral for Securities Loaned	2,456,218	—	—	2,456,218
Total Investments	$2,456,218	$145,923,217	$—	$148,379,435
Futures Contracts (1)	$225,648	$—	$—	$225,648
Total	$2,681,866	$145,923,217	$—	$148,605,083

Liabilities
Futures Contracts (1)	$(116,245)	$—	$—	$(116,245)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the

22 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

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J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $498,802.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.02%, 1.77% and 0.65% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $26,873.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for Class I. For the year ended December 31, 2018, CRM was paid administrative fees of $171,018, of which $6,958 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $49,135 and $8,441 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,576 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $7,248 and are included in transfer agency fees and expenses on the Statement of Operations.
During the year ended December 31, 2018, CRM reimbursed the Fund $10,699 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended

24 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $3,065, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $128,422,255 and $85,264,145, respectively. Purchases and sales of U.S. government and agency securities were $30,650,822 and $30,810,703, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$4,667,976	$3,287,782
Long-term capital gains	$—	$368,374
During the year ended December 31, 2018, accumulated loss was decreased by $14,693 and paid-in capital was decreased by $14,693 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Post October and deferred capital losses	($596,274)
Net unrealized appreciation (depreciation)	($2,988,645)
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $553,115 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $553,115 are short-term.
Additionally, at December 31, 2018, the Fund had a net capital loss of $43,159 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$151,368,080
Gross unrealized appreciation	$515,571
Gross unrealized depreciation	(3,504,216)
Net unrealized appreciation (depreciation)	($2,988,645)
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.

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At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Accumulated loss	$225,648	(1)	($116,245)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2018 was as follows:

Statement of Operations Caption	Interest Rate
Net realized gain (loss) on:
Investment securities	$94,575
Futures contracts	147,141
Total	$241,716

Net change in unrealized appreciation (depreciation) on:
Investment securities	$13,451
Futures contracts	131,897
Total	$145,348
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2018 was approximately $6,331,000 and $3,511,000, respectively. The average number of purchased options contracts outstanding during the year ended December 31, 2018 was 35 contracts.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan, including accrued interest, was $2,413,218 and the total value of collateral received was $2,456,218, comprised of cash.

26 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$2,456,218	$—	$—	$—	$2,456,218
The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at December 31, 2018. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,235,751	$18,461,167	811,038	$12,308,566
Reinvestment of distributions	31,043	461,554	23,453	355,021
Shares redeemed	(634,509)	(9,481,337)	(952,814)	(14,494,700)
Net increase (decrease)	632,285	$9,441,384	(118,323)	($1,831,113)

Class C
Shares sold	30,167	$451,195	20,664	$313,956
Reinvestment of distributions	1,223	18,183	1,010	15,291
Shares redeemed	(10,646)	(159,071)	(53,212)	(808,344)
Net increase (decrease)	20,744	$310,307	(31,538)	($479,097)

Class I
Shares sold	4,379,354	$65,312,147	2,087,260	$31,607,686
Reinvestment of distributions	260,316	3,863,155	169,677	2,561,748
Shares redeemed	(2,723,115)	(40,217,493)	(1,227,010)	(18,576,592)
Conversion from Class Y	—	—	1,601,935	24,304,721
Net increase	1,916,555	$28,957,809	2,631,862	$39,897,563

Class Y (1)
Shares sold	—	$—	1,331,944	$20,229,120
Reinvestment of distributions	—	—	27,929	424,007
Shares redeemed	—	—	(449,661)	(6,835,546)
Conversion to Class I	—	—	(1,598,700)	(24,304,721)
Net decrease	—	$—	(688,488)	($10,487,140)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
At December 31, 2018, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned 16.2% and 21.7%, respectively, of the value of the outstanding shares of the Fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
Calvert Management Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert Absolute Return Bond Fund (the Fund), a series of Calvert Management Series, including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians, brokers and agent banks. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 21, 2019

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FEDERAL TAX INFORMATION
The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Independent Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Trustee oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee
John H. Streur(1) 1960	Trustee and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Trustees
Richard L. Baird, Jr 1948	Trustee	1980
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Trustee	2016
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Trustee	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Trustee	1982
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Trustee	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Trustee	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Trustee	2010
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

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Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND ANNUAL REPORT (Unaudited) 33

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CALVERT ABSOLUTE RETURN BOND FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24175 12.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make immaterial changes. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) –(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by KPMG for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/17*	%**	12/31/17	%**	9/30/18	%**	12/31/18	%**

Audit Fees	N/A	N/A	$44,959	0%	$53,500	0%	$48,616	0%

Audit-Related Fees(1)	N/A	N/A	$0	0%	$0	0%	$0	0%

Tax Fees(2)	N/A	N/A	$11,000	0%	$11,700	0%	$11,700	0%

All Other Fees(3)	N/A	N/A	$0	0%	$0	0%	$0	0%

Total	N/A	N/A	$55,959	0%	$65,200	0%	$60,316	0%

* No Series of the Registrant with a fiscal year end of September 30 was in operation for the fiscal year ended September 30, 2017. Calvert Floating-Rate Advantage Fund commenced operations on October 10, 2017 and Calvert Ultra-Short Duration Income NextShares commenced operations on January 10, 2018.

**Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve)

(1)
Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)
Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series.

Fiscal Year ended 9/30/17*		Fiscal Year ended 12/31/17		Fiscal Period ended 9/30/18		Fiscal Year ended 12/31/18
$	%**	$	%**	$	%**	$	%**

N/A	N/A	$0	0%	$11,700	0%	$11,700	0%

* Information is not presented for fiscal period ended 9/30/17, as no Series in the Trust with such fiscal year end was in operation during such period.

**Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)        Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)        Treasurer’s Section 302 certification.
(a)(2)(ii)        President’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 25, 2019

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 25, 2019